Voya Index Solution 2025 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2025 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,144
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	543
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	847
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	$ 1,026